Share-based payments - Disclosure of Share-Based Payment Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 148,145	$ 134,247
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	25,822	25,133
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	12,635	9,310
Share purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	106,770	97,729
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 2,918	$ 2,075